Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (44,830)	$ (31,326)
Changes in operating assets and liabilities:
Prepaid expenses	2,548	(2,548)
Accounts payable and accrued expenses	3,795	(1,822)
NET CASH USED IN OPERATING ACTIVITIES	(38,487)	(35,696)
CASH FLOWS FROM FINANCING ACTIVITIES:
Advances from former related party	38,552	6,159
Repayment of advance from former shareholders		20,036
NET CASH PROVIDED BY FINANCING ACTIVITIES	38,552	26,195
NET CHANGE IN CASH	65	(9,501)
Cash at beginning of period	716	10,217
Cash at end of period	781	716
SUPPLEMENTAL DISCLOSURE OF CASH FLOWS INFORMATION:
Interest paid
Income tax paid	872	800
SUPPLEMENTAL NON-CASH INVESTING AND FINANCING INFORMATION:
Repayment of advances to former shareholder and former related party by new shareholder	$ 89,299